UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Limited
(Exact name of registrant as specified in charter)

11 Summer Street, 4th Floor, Buffalo, New York	14209-2256
(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(716) 883-2428

Date of fiscal year end:	November 30, 2008

Date of reporting period:	August 31, 2008

Item 1.   Schedule of Investments

Schedule of Investments
ASA Limited
Schedule of Investments (Unaudited)
August 31, 2008
	Number of Shares/		Percent of
Name of Company	Principal Amount	Market Value	Net Assets
Gold investments
Gold mining companies
Australia
Newcrest Mining Limited – ADRs	1,865,000	$43,854,878	8.2%
Canada
Agnico-Eagle Mines Limited	600,000	34,344,000	6.4
Barrick Gold Corporation	1,025,000	35,598,250	6.7
Goldcorp Inc.	1,200,000	40,716,000	7.6
Kinross Gold Corporation	750,000	12,337,500	2.3
NovaGold Resources Inc. (1)	375,000	2,430,000	0.5
		125,425,750	23.5
Channel Islands
Randgold Resources Limited - ADRs	1,094,700	48,046,383	9.0
Latin America
Compania de Minas Buenaventura – ADRs	1,459,000	33,848,800	6.3
South Africa
AngloGold Ashanti Limited	943,194	25,367,384	4.8
Gold Fields Limited	2,429,577	22,088,776	4.1
Harmony Gold Mining Company Limited-ADRs (1)	503,100	4,382,001	0.8
		51,838,161	9.7
United States
Newmont Mining Corporation	420,368	18,958,597	3.5
Total gold mining companies (Cost - $147,994,693)		321,972,569	60.2
Exchange traded fund – gold
United States
SPDR Gold Trust (1)(Cost $10,005,000)	150,000	12,256,500	2.3
Total gold investments (Cost $157,999,693)		334,229,069	62.5
Platinum investments
Platinum mining companies
South Africa
Anglo Platinum Limited	470,100	59,429,866	11.1
Impala Platinum Holdings Limited	1,497,400	42,359,443	7.9
		101,789,309	19.0
United Kingdom
Lonmin PLC – ADRs	289,700	18,370,379	3.5
Total platinum investments (Cost $12,006,288)		120,159,688	22.5
Investments in other mining companies
Unted Kingdom
Anglo American plc (Cost $4,941,920)	914,800	48,843,290	9.1
Total common shares (Cost $174,947,901)		503,232,047	94.1

Convertible Securities
Gold mining securities
Canada
NovaGold Resources Inc. 5.5% Senior Convertible	15,000,000	13,742,250	2.6
Notes due 5/01/2015 ($15,000,000)
Total investments (Cost $189,947,901) (2)		516,974,297	96.7
Cash, receivables and other assets less liabilities		17,539,980	3.3
Net assets		$534,514,277	100.0%

(1)	Non-income producing security

(2)	Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2008 were $335,819,235 and $8,792,837 respectively, resulting in net unrealized appreciation on investments of $327,026,398.

ADR – American Depository Receipt

Item 2. Controls and Procedures.

(a)	The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Prior to the evaluation noted above, the registrant discovered a weakness, attributable to human error, in its disclosure controls and procedures that resulted in this Form N-Q, which should have been filed no later than October 30, 2008, not being filed timely. The registrant did, however, post its complete Schedule of Investments on its website prior to that date. In order to prevent a similar problem in the future, the registrant has enhanced its filing reminder procedures to provide that at least two reminders (one of which is to be from a different source) be given to the personnel responsible for filings with the Securities and Exchange Commission prior to the dates the filings are required to be made.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) under the Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Limited

	By	/s/ Robert J.A. Irwin
Robert J.A. Irwin
Chairman of the Board, President and Treasurer

Date: December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

	By	/s/ Robert J.A. Irwin
Robert J.A. Irwin
Chairman of the Board, President and Treasurer
(Principal Executive Officer and
Principal Financial Officer)

Date: December 18, 2008